Related-Party Transactions	9 Months Ended
Sep. 30, 2021
Related Party Transactions [Abstract]
Related-Party Transactions	Related-Party Transactions
The Company had various note payable agreements with BHPS which is a subsidiary of BHG Holdings. Effective September 18, 2019, $13.3 million of the notes were assigned to BHG Holdings and the related interest payable was paid by the Company, leaving $8.7 million outstanding. On September 18, 2019 the $13.3 million obligation was forgiven. Principal payments on the notes payable with BHPS were due within three years of inception of the notes, with maturity dates ranging from December 2020 to December 2021. However, the related party notes payable were subordinated to the third-party financing and cannot be repaid without prior authorization from the third-party lender. Refer to Note 7 “Note Payable” for further details.
On January 30, 2018, the Company entered into a Promissory Note Agreement (“APNA”) with affiliated investors. The APNA borrowed $15.3 million in term loans that matured on January 30, 2020 (“Maturity Date”) with interest payable on the Maturity Date at a rate of 17.5%. The APNA may be repaid early without the pre-payment fee and was subordinated to the third-party financing and cannot be repaid without prior authorization from the third-party lender. Refer to Note 7 “Note Payable” for further details. The APNA was repaid in full on November 15, 2019 including all interest due and payable.
The Company had both due to related parties and due from related parties for amounts funded and borrowed from affiliates as well as for services provided by related parties. As of December 31, 2019, the net due from affiliate balances was $4.0 million.
On October 31, 2020, the $4.0 million of related party receivables was used to repay $4.0 million of the Notes payable to related parties, leaving $4.7 million of Notes payable to related parties. The Company paid interest of $0.2 million through October 31, 2020. In addition, on December 22, 2020, the remaining $4.7 million of Notes payable to related parties were converted to a capital contribution, leaving no remaining Notes payable to related parties outstanding as of December 31, 2020.
Related-Party Transactions On October 31, 2020, $4.0 million of related party receivables was used to repay $4.0 million of the Notes payable to related parties, leaving $4.7 million of Notes payable to related parties. The Company paid interest of $0.2 million through October 31, 2020. In addition, on December 22, 2020, the remaining $4.7 million of Notes payable to related parties were converted to a capital contribution, leaving no remaining Notes payable to related parties outstanding as of December 31, 2020.